ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations by Name (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Other financial assets		$ 32,519,000,000	$ 30,033,000,000
Goodwill		41,928,000,000	43,355,000,000
Less:
Revenue of combined entity as if combination occurred at beginning of period	$ 4,500,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	102,000,000
Profit (loss) of acquired entities since acquisition date	14,000,000
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			708,000,000
Accounts receivable and other			1,601,000,000
Other financial assets			164,000,000
Inventory			333,000,000
Equity accounted investments			919,000,000
Investment properties			361,000,000
Property, plant and equipment		178,000,000	13,562,000,000
Intangible assets			4,663,000,000
Goodwill			6,232,000,000
Deferred income tax assets			14,000,000
Total assets			28,557,000,000
Less:
Accounts payable and other			(1,918,000,000)
Non-recourse borrowings			(7,471,000,000)
Deferred income tax liabilities			(2,574,000,000)
Non-controlling interests			(213,000,000)
Total liabilities			(12,176,000,000)
Identifiable assets acquired (liabilities assumed)			16,381,000,000
Revenue of acquired entities since acquisition date	2,400,000,000
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			515,000,000
Accounts receivable and other			697,000,000
Other financial assets			50,000,000
Inventory			118,000,000
Equity accounted investments			0
Investment properties			0
Property, plant and equipment		0	11,855,000,000
Intangible assets			2,942,000,000
Goodwill			4,777,000,000
Deferred income tax assets			0
Total assets			20,954,000,000
Less:
Accounts payable and other			(1,266,000,000)
Non-recourse borrowings			(6,293,000,000)
Deferred income tax liabilities			(2,356,000,000)
Non-controlling interests			(209,000,000)
Total liabilities			(10,124,000,000)
Identifiable assets acquired (liabilities assumed)			10,830,000,000
Total | Real Estate1 [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			31,000,000
Accounts receivable and other			10,000,000
Other financial assets			2,000,000
Inventory			1,000,000
Equity accounted investments			0
Investment properties			361,000,000
Property, plant and equipment			970,000,000
Intangible assets			82,000,000
Goodwill			223,000,000
Deferred income tax assets			9,000,000
Total assets			1,689,000,000
Less:
Accounts payable and other			(99,000,000)
Non-recourse borrowings			(502,000,000)
Deferred income tax liabilities			(123,000,000)
Non-controlling interests			(4,000,000)
Total liabilities			(728,000,000)
Identifiable assets acquired (liabilities assumed)			961,000,000
Total | Energy
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			84,000,000
Accounts receivable and other			648,000,000
Other financial assets			112,000,000
Inventory			0
Equity accounted investments			919,000,000
Investment properties			0
Property, plant and equipment		0	527,000,000
Intangible assets			0
Goodwill			71,000,000
Deferred income tax assets			0
Total assets			2,361,000,000
Less:
Accounts payable and other			(276,000,000)
Non-recourse borrowings			(676,000,000)
Deferred income tax liabilities			0
Non-controlling interests			0
Total liabilities			(952,000,000)
Total | Asset management
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		0
Chemelex | Energy
Less:
Consideration		$ 3,300,000,000
Percentage of interests acquired		100.00%		53.00%
Mantiqueira [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	54,000,000
Less:
Consideration	$ 583,000,000
Percentage of interests acquired	100.00%
Revenue of combined entity as if combination occurred at beginning of period	$ 237,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	81,000,000
Geronimo [Member] | Energy
Less:
Consideration			$ 1,409,000,000
Percentage of interests acquired		100.00%
Revenue of combined entity as if combination occurred at beginning of period	12,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	32,000,000
Chemelex [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	680,000,000
Less:
Consideration	1,700,000,000
Percentage of interests acquired		100.00%
Revenue of combined entity as if combination occurred at beginning of period	664,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	73,000,000
Antylia [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill		$ 373,000,000
Less:
Consideration		$ 1,400,000,000
Percentage of interests acquired		26.00%
Revenue of combined entity as if combination occurred at beginning of period	397,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	122,000,000
Colonial [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	2,000,000,000.0
Less:
Consideration	$ 6,200,000,000
Percentage of interests acquired	100.00%
Revenue of combined entity as if combination occurred at beginning of period	$ 2,300,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	441,000,000
Hotwire [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	2,600,000,000
Less:
Consideration	$ 3,800,000,000
Percentage of interests acquired	100.00%
Revenue of combined entity as if combination occurred at beginning of period	$ 489,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 175,000,000